Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000015930
Account Value [Line Items]
Line Graph and Table Measure Name	Hawaii Municipal Bond Fund, Class I Shares
Account Value	$ 114,514	$ 112,790	$ 110,084	$ 117,968	$ 117,243	$ 112,893	$ 106,815	$ 106,116	$ 102,287	$ 102,611	$ 100,000
C000015931
Account Value [Line Items]
Account Value	$ 11,155	11,025	10,777	11,567	11,535	11,145	10,566	10,530	10,178	10,236	10,000
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 124,942	123,640	116,201	127,032	125,133	118,934	110,600	109,200	103,557	103,301	100,000
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 12,494	12,364	11,620	12,703	12,513	11,893	11,060	10,920	10,356	10,330	10,000
ICE BofA 1-22 Year US Municipal Securities Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-22 Year US Municipal Securities Index (USD)
Account Value	$ 124,040	122,274	115,734	124,096	122,593	117,009	109,465	107,997	103,317	103,073	100,000
Bloomberg Hawaii Municipal Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Hawaii Municipal Index (TR) (USD)
Account Value	$ 121,684	120,451	115,837	124,428	123,394	117,192	109,602	108,326	103,357	103,349	100,000
ICE BofA 1-22 Year US Municipal Securities Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-22 Year US Municipal Securities Index (USD)
Account Value	$ 12,404	12,227	11,573	12,410	12,259	11,701	10,946	10,800	10,332	10,307	10,000
Bloomberg Hawaii Municipal Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Hawaii Municipal Index (TR) (USD)
Account Value	$ 12,168	$ 12,045	$ 11,584	$ 12,443	$ 12,339	$ 11,719	$ 10,960	$ 10,833	$ 10,336	$ 10,335	$ 10,000